Events after the reporting period - Additional information (Detail) S/ in Thousands, $ in Millions	Apr. 13, 2022	Mar. 22, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | S/			S/ 8,389,672	S/ 7,778,751
Events after reporting period [Member] | Unsecured Corporate Bond [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings maturity		10 years
Borrowings | $		$ 500
Procesos de Medios de Pago S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of capital stock acquired	50.00%
Percentage of issued capital stock hold	100.00%
Percentage of capital stock held before the transaction	50.00%